Goodwill And Intangible Assets (Schedule Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 345.9	$ 345.9
Activity	(11.3)
Goodwill, Ending Balance	334.6	345.9
Transportation And International Finance [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	183.1	183.1
Activity
Goodwill, Ending Balance	183.1	183.1
North American Commercial Finance [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	151.5	151.5
Activity
Goodwill, Ending Balance	151.5	151.5
Non-Strategic Portfolios [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	11.3	11.3
Activity	(11.3)
Goodwill, Ending Balance		$ 11.3